Mar. 23, 2022
Distillate U.S. Fundamental Stability & Value ETF
Distillate U.S. Fundamental Stability & Value ETF
Distillate U.S. Fundamental Stability & Value ETF (DSTL) (the “Fund”) March 23, 2022 Supplement to the Summary Prospectus and Prospectus, each dated January 31, 2022
The following replaces the third paragraph of the “Principal Investment Strategy—Distillate U.S. Fundamental Stability & Value Index” section on page 2 of the Summary Prospectus and the third paragraph of the “Principal Investment Strategy—Distillate U.S. Fundamental Stability & Value Index” section on page 4 of the Prospectus:
The Index is typically reconstituted based on the above criteria quarterly after the close of trading on the 3rd business day of each January, April, July, and October, utilizing data typically from the last business day of the month preceding the reconstitution (the “Data Date”). At the time of each reconstitution of the Index, each company is weighted based on the sum of two-thirds of its equal weighting weight (i.e., 2/3 of 1%) and one-third of its proportion of the Index’s total normalized cash flow, using data as of the Data Date. For example, for an Index constituent with 4% of the total normalized free cash flow of all 100 index constituents, its weighting would be two-thirds of 1% plus one-third of 4%, which equals 2%. Any stock that qualifies for inclusion in the Index, but ranks 26th to 75th of the included securities on Index’s valuation measure will be limited to a weight of 4% at the time of reconstitution. In addition, any stock that qualifies for inclusion in the Index, but ranks 76th to 100th of the included securities based on the Index’s valuation score will be limited to a weight of 2% at the time of reconstitution. No stock shall exceed a 6% weight in the Index at the time of reconstitution. With respect to each maximum weighting, any excess weight will be redistributed pro-rata to the unaffected positions.
Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.